Subsequent Events (Details) - Subsequent Event - Installment 1 - FY 2016 $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Declaration date	Jan. 22, 2016
Payment date	Feb. 12, 2016
Dividends payable date of record	Feb. 09, 2016
Quarterly cash distribution declared per unit | $ / shares	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid | $	$ 8,742